Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)			3 Months Ended
	Dec. 22, 2022	Jul. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash			$ 38,255,266
Restricted cash			10,604,004
Accounts receivable			186,712
Prepaid expenses and other current assets			1,916,932
Equipment			11,953
Other long-term assets			95,793
Intangible assets		$ 483,000	2,390,000
Total Assets			53,460,660
Accrued expenses			284,345
Deferred revenue			3,574,285
Other current liabilities			47,657,117
Other long-term liabilities			106,705
Total liabilities			51,671,227
Net assets acquired, excluding goodwill			1,789,433
Goodwill			6,916,095	$ 6,916,095	$ 3,511,167
Purchase consideration for accounting acquiree			6,758,137
Deferred tax liabilities			48,775
Goodwill			4,968,703
Purchase consideration for accounting acquiree			$ 6,758,137
MTS Mergers [Member]
Business Acquisition [Line Items]
Cash		916,000
Restricted cash		1,016,000
Accounts receivable		356,000
Prepaid expenses and other current assets		322,000
Equipment		25,000
Other long-term assets		261,000
Intangible assets		483,000
Total Assets		3,379,000
Accrued expenses		2,129,000
Deferred revenue		914,000
Other current liabilities		495,000
Other long-term liabilities		312,000
Total liabilities		3,850,000
Net assets acquired, excluding goodwill		(471,000)
Goodwill		22,581,032
Purchase consideration for accounting acquiree		$ 22,110,032
Sports Hub Acquisition [Member]
Business Acquisition [Line Items]
Cash	$ 38,255,266
Restricted cash	10,604,004
Accounts receivable	186,712
Prepaid expenses and other current assets	1,916,932
Equipment	11,953
Other long-term assets	95,793
Intangible assets	2,390,000
Total Assets	53,460,660
Accrued expenses	284,345
Deferred revenue	3,574,285
Other current liabilities	47,657,117
Other long-term liabilities	106,705
Total liabilities	51,671,227
Net assets acquired, excluding goodwill	1,789,433
Goodwill	4,968,703
Purchase consideration for accounting acquiree	6,758,137
Deferred tax liabilities	$ 48,775